Current Tax and Deferred Taxes - Schedule of Tax Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense:
Current year taxes	$ 339,604	$ 268,318	$ 369,711
Tax from previous period	(5,343)	620	2,931
Subtotal	334,261	268,938	372,642
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(1,482)	44,545	(91,001)
Subtotal	(1,482)	44,545	(91,001)
Others	822	8,631	7,568
Net charge to income for income taxes	$ 333,601	$ 322,114	$ 289,209